FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling equity investment in privately-held companies without readily determinable fair values	$ 7.2	$ 7.0
Noncontrolling equity investment in privately-held companies without readily determinable fair values, remeasured to fair value		2.4
Unrealized gain on noncontrolling equity investment		$ 1.7
SIS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent working capital, receivable, adjustment	$ 5.0